Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowances for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 7,633	$ 7,222	$ 6,711
Charged (Credited) to Costs and Expenses	1,841	7,275	12,040
Deductions	(4,555)	(6,864)	(11,529)
Balance at End of Year	4,919	7,633	7,222
Allowances for doubtful notes receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,000	0
Charged (Credited) to Costs and Expenses	0	4,000
Deductions	0	0
Balance at End of Year	4,000	4,000	0
Warranty [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	399	643	1,041
Charged (Credited) to Costs and Expenses	13	381	538
Deductions	(288)	(625)	(936)
Balance at End of Year	124	399	643
Valuation allowance on deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	205,264	151,035	63,261
Charged (Credited) to Costs and Expenses	(11,009)	54,229	88,112
Deductions	0	0	(338)
Balance at End of Year	194,255	205,264	151,035
Excess and obsolete inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	29,804	32,555	14,239
Charged (Credited) to Costs and Expenses	151	6,952	18,644
Deductions	(5,480)	(9,703)	(328)
Balance at End of Year	$ 24,475	$ 29,804	$ 32,555